CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	$ 181,652	$ 193,942	$ 153,055
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	249,212	250,951	289,132
Deferred income taxes	51,041	63,389	68,732
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(15,862)	(40,947)	30,096
Accrued utility revenue	1,000	(2,000)	(1,500)
Deferred purchased gas costs	82,574	(95,608)	45,858
Accounts payable	11,778	19,961	21,695
Accrued taxes	(11,955)	2,112	26,340
Other current assets and liabilities	(54,073)	(8,203)	(27,432)
Gains on sale	(1,703)	(4,196)	(7,148)
Changes in undistributed stock compensation	6,111	10,888	5,456
AFUDC	(3,627)	(2,296)	(2,289)
Changes in other assets and deferred charges	(5,738)	(22,269)	16,960
Changes in other liabilities and deferred credits	38,446	4,231	(18,447)
Net cash provided by operating activities	528,856	369,955	600,508
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(765,914)	(623,649)	(529,531)
Acquisition of businesses, net of cash acquired	(251,373)	(94,204)	(17,000)
Changes in customer advances	13,463	323	7,900
Miscellaneous inflows	4,341	16,645	13,039
Net cash used in investing activities	(999,483)	(700,885)	(525,592)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	354,402	41,155	472
Dividends paid	(100,240)	(92,130)	(83,317)
Centuri distribution to redeemable noncontrolling interest	0	(204)	(439)
Issuance of long-term debt, net	565,172	407,063	423,946
Retirement of long-term debt	(237,758)	(338,969)	(255,273)
Change in credit facility and commercial paper	0	145,000	(145,000)
Change in short-term debt	(62,500)	214,500	(18,000)
Principal payments on capital lease obligations	(648)	(980)	(1,354)
Redemption of Centuri shares from noncontrolling parties	0	(23,000)	0
Withholding remittance – share-based compensation	(3,110)	(3,176)	(2,119)
Other	(2,744)	(3,074)	(1,569)
Net cash provided by (used in) financing activities	512,574	346,185	(82,653)
Effects of currency translation on cash and cash equivalents	(208)	301	(194)
Change in cash and cash equivalents	41,739	15,556	(7,931)
Cash and cash equivalents at beginning of period	43,622	28,066	35,997
Cash and cash equivalents at end of period	85,361	43,622	28,066
Supplemental information:
Interest paid, net of amounts capitalized	86,562	71,943	67,440
Income taxes paid (received)	1,221	5,673	(19,032)
Southwest Gas Corporation
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	138,842	156,818	153,055
Income from discontinued operations	0	0	33,632
Net Income from continuing operations	138,842	156,818	119,423
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	191,816	201,922	233,463
Deferred income taxes	42,999	67,169	67,959
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(20,309)	(7,902)	40,731
Accrued utility revenue	1,000	(2,000)	(1,500)
Deferred purchased gas costs	82,574	(95,608)	45,858
Accounts payable	23,408	4,545	16,183
Accrued taxes	(18,732)	10,383	19,391
Other current assets and liabilities	(91,444)	(13,726)	(33,496)
Changes in undistributed stock compensation	5,355	9,288	5,456
AFUDC	(3,627)	(2,296)	(2,289)
Changes in other assets and deferred charges	(7,049)	(22,918)	16,611
Changes in other liabilities and deferred credits	37,669	3,541	(18,447)
Net cash provided by operating activities, continuing operations	382,502	309,216	509,343
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(682,869)	(560,448)	(457,119)
Changes in customer advances	13,463	323	7,900
Miscellaneous inflows	14	2,741	2,982
Dividends received	0	0	12,461
Net cash used in investing activities, continuing operations	(669,392)	(557,384)	(433,776)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	0	0	472
Contributions from parent	113,549	41,359	0
Dividends paid	(87,000)	(81,497)	(83,317)
Issuance of long-term debt, net	297,495	0	296,469
Retirement of long-term debt	0	(25,000)	(124,855)
Change in credit facility and commercial paper	0	145,000	(145,000)
Change in short-term debt	(39,000)	191,000	(18,000)
Withholding remittance – share-based compensation	(3,110)	(3,176)	(2,119)
Other	(1,028)	(596)	(1,569)
Net cash provided by (used in) financing activities, continuing operations	280,906	267,090	(77,919)
Net cash provided by discontinued operating activities	0	0	91,165
Net cash used in discontinued investing activities	0	0	(91,816)
Net cash used in discontinued financing activities	0	0	(4,734)
Effects of currency translation on cash and cash equivalents, including discontinued operations	0	0	(194)
Change in cash and cash equivalents	(5,984)	18,922	(7,931)
Change in cash and cash equivalents included in discontinued operations utility infrastructure services assets	0	0	5,579
Change in cash and cash equivalents of continuing operations	(5,984)	18,922	(2,352)
Cash and cash equivalents at beginning of period	37,946	19,024	21,376
Cash and cash equivalents at end of period	31,962	37,946	19,024
Supplemental information:
Interest paid, net of amounts capitalized	73,805	64,790	61,501
Income taxes paid (received)	$ (5,856)	$ (7,854)	$ (31,011)